Share-based compensation - Summarized activity related to the LTIP awards (Details) - LTIP - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Unvested award, beginning balance, Shares	2,656	1,346
Granted, Shares	1,895	1,715
Earned/vested, Shares	(156)	(384)
Forfeited, Shares	(301)	(21)
Unvested award, ending balance, Shares	4,094	2,656
Weighted-average grant date fair value per share
Unvested award, beginning balance, Weighted-average grant date fair value per share	$ 8.35	$ 13.97
Granted, Weighted-average grant date fair value per share	8.74	4.16
Earned/vested, Weighted-average grant date fair value per share	16.24	9.01
Forfeited, Weighted-average grant date fair value per share	12.22	14.68
Unvested award, ending balance, Weighted-average grant date fair value per share	$ 7.94	$ 8.35
Estimated grant date fair value	$ 16,557,000	$ 7,132,000	$ 11,053,000
Weighted-average remaining contractual term	1 year 8 months 12 days
Compensation cost not yet recognized	$ 18,820,000	$ 13,151,000	$ 12,574,000